Subsequent Event - Additional Information (Details) - EBP 001		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Company matching contribution		50.00%	50.00%
Participant's contributions, percentage		9.00%	9.00%
Participants vested percentage		100.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Company matching contribution	75.00%
Participant's contributions, percentage	6.00%